Financial Instruments - Additional Information (Detail)			1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Aug. 11, 2014 USD ($)	Jan. 31, 2014 shares	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2016 USD ($) Vessel	Aug. 31, 2014
Teekay Offshore [Member] | Units for Maintenance and Safety [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of vessels | Vessel				2
Teekay Offshore [Member] | Units for Maintenance and Safety [Member] | Impaired Asset [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of vessels | Vessel				2	2
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired		100.00%				100.00%
Portion of purchase price paid in cash		$ 4,000,000
Potential additional cash amount for purchase price		$ 27,600,000
Time-charter Swap [Member] | Teekay Tankers [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated average daily tanker rate				$ 21,500	$ 21,500
Warrant [Member] | Tanker Investments Limited [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility used in computing fair value of stock purchase warrants	52.40%
Warrant [Member] | Tanker Investments Limited [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares			1,500,000.0